Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2022
Collateralized Transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2022
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥31,365	¥4,994	¥32,061	¥1,734
Less: Amounts offset in the consolidated balance sheets (2)	(19,486)	—	(19,486)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥11,879	¥4,994	¥12,575	¥1,734

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(9,370)	(3,372)	(9,114)	(1,524)
Cash collateral	(8)	—	(12)	—

Net amount	¥2,501	¥1,622	¥3,449	¥210

	Billions of yen
	September 30, 2022
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥37,462	¥5,009	¥37,597	¥1,721
Less: Amounts offset in the consolidated balance sheets (2)	(21,633)	—	(21,633)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥15,829	¥5,009	¥15,964	¥1,721

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(13,538)	(3,114)	(11,955)	(1,527)
Cash collateral	(24)	—	(30)	—

Net amount	¥2,267	¥1,895	¥3,979	¥194

(1)
Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2022, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to

¥793 billion and ¥2,453 billion, respectively. As of March 31, 2022, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to

¥1,511 billion and ¥158 billion, respectively. As of September 30, 2022, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to

¥1,039 billion and ¥3,231

billion, respectively. As of September 30, 2022, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to
¥1,740 billion and ¥145 billion, respectively.

(2)
Represent amounts offset through counterparty netting under master netting
or
 similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements
—
Securities purchased under agreements to resell
and
Collateralized agreements
—
Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets.

(4)
Represent
amounts which are not permitted to be offset on the face of the consolidated
balance
sheets
in accordance with
ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2022
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥12,266	¥15,454	¥2,220	¥1,611	¥510	¥32,061
Securities lending transactions	992	242	200	277	23	1,734

Total gross recognized liabilities (2)	¥13,258	¥15,696	¥2,420	¥1,888	¥533	¥33,795

	Billions of yen
	September 30, 2022
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥14,432	¥16,518	¥2,723	¥3,148	¥776	¥37,597
Securities lending transactions	1,064	223	131	280	23	1,721

Total gross recognized liabilities (2)	¥15,496	¥16,741	¥2,854	¥3,428	¥799	¥39,318

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2022
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥384	¥1,508	¥1,892
Japanese government, agency and municipal securities	879	1	880
Foreign government, agency and municipal securities	26,436	17	26,453
Bank and corporate debt securities	2,322	175	2,497
Commercial mortgage-backed securities (“CMBS”)	1	—	1
Residential mortgage-backed securities (“RMBS”) (1)	1,846	—	1,846
Collateralized debt obligations (“CDOs”) and other	157	—	157
Investment trust funds and other	36	33	69

Total gross recognized liabilities (2)	¥32,061	¥1,734	¥33,795

	Billions of yen
	September 30, 2022
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥323	¥1,468	¥1,791
Japanese government, agency and municipal securities	1,679	0	1,679
Foreign government, agency and municipal securities	29,065	94	29,159
Bank and corporate debt securities	3,004	145	3,149
Residential mortgage-backed securities (“RMBS”) (1)	3,294	—	3,294
Collateralized debt obligations (“CDOs”) and other	203	—	203
Investment trust funds and other	29	14	43

Total gross recognized liabilities (2)	¥37,597	¥1,721	¥39,318

(1)
Includes ¥1,404 billion
of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2022
.

Includes
 ¥2,723
billion of U.S. government sponsored agency mortgage pass
through securities and collateralized mortgage obligations
as of September 30, 2022
.

(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2022	September 30, 2022
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥48,234	¥60,879
The portion of the above that has been sold ( as reported within Trading liabilities in the consolidated balance sheets) or repledged	36,146	41,244

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2022	September 30, 2022
Trading assets:
Equities and convertible securities	¥368,235	¥324,022
Government and government agency securities	1,178,011	1,476,077
Bank and corporate debt securities	27,899	17,931
Residential mortgage-backed securities (“RMBS”)	868,183	1,987,741
Collateralized debt obligations (“CDOs”) and other (1)	9,548	19,290
Investment trust funds and other	36,661	29,819

	¥2,488,537	¥3,854,880

Non-trading debt securities (2)	¥163,445	¥153,141
Investments in and advances to affiliated companies (3)	¥12,832	¥13,660

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.
(2)	Non-trading debt securities are primarily Japanese municipal securities.
(3)	Investments in and advances to affiliated companies primarily comprise shares in Nomura Research Institute, Ltd .

Assets subject to lien

	Millions of yen
	March 31, 2022	September 30, 2022
Loans and receivables	¥235,875	¥379,470
Trading assets and private equity and debt investments	1,416,279	1,389,264
Office buildings, land, equipment and facilities	4,841	4,730
Non-trading debt securities	2,827	1,712
Investments in and advances to affiliated companies	3	3
Other	497	719

	¥1,660,322	¥1,775,898